Accrued Expenses and Other Current Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021
Payables and Accruals [Abstract]
Salaries and welfare payables	¥ 195,014		¥ 166,923
Payables for purchase of property and equipment	179,839		102,181
Accrued expenses	65,159		41,558
Current portion of operating lease liabilities	¥ 34,993		¥ 34,975
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Total	Total	Total	Total
VAT and other tax payables	¥ 19,847		¥ 5,903
Advances from employees	3,472		4,962
Total	¥ 498,324	$ 70,188	¥ 356,502